OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	2021	2020
Capitalized fulfillment costs	3,363	3,233
Agent receivables	1,724	961
Advances	966	1,375
Claims receivables	2,868	2,241
Bunker receivables on time charter-out contracts	21,645	12,053
Other receivables	8,469	9,488
Balance at June 30, 2021	39,035	29,351

Other receivables are presented net of allowances for credit losses amounting to $27 thousand as of June 30, 2021 and $27.3 thousands as of December 31, 2020. Provision for doubtful debts amounted to nil as of June 30, 2021 and December 31, 2020.